Creditors amounts falling due within one year (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 07, 2023
Subordinated Shareholder Loan [Member]
Debt instrument interest rate				25.00%
Bank Overdrafts [Member]
Debt instrument maturity date description	August 2022
Debt instrument unused borrowing capacity amount	£ 4,750
Debt instrument unused borrowing capacity amount interest rate	1.90%
London Interbank Offered Rate (LIBOR) Swap Rate [Member] | Bank Overdrafts [Member]
Debt instrument basis spread on variable rate	4.75%	4.75%	4.75%